Intangible Assets - Summary of Significant Goodwill Amounts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [Line Items]
Goodwill allocated to the cash-generating unit at balance sheet date	€ 6,905	€ 7,396
United Kingdom Cash Generating Units [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill allocated to the cash-generating unit at balance sheet date	€ 725	€ 748
Discount rate applied to the cash flow projections (real pre-tax)	7.60%	7.80%
Average EBITDA (as defined)* margin over the initial 5-year period	13.90%	13.70%
Value-in-use (present value of future cash flows)	€ 3,221	€ 3,549
Excess of value-in-use over carrying amount	1,334	1,338
Oldcastle Building Products Cash Generating Units [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill allocated to the cash-generating unit at balance sheet date	€ 1,555	€ 1,670
Discount rate applied to the cash flow projections (real pre-tax)	10.30%	11.70%
Average EBITDA (as defined)* margin over the initial 5-year period	15.10%	14.40%
Value-in-use (present value of future cash flows)	€ 5,628	€ 4,695
Excess of value-in-use over carrying amount	€ 2,152	€ 1,388